Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring and Related Costs [Text Block]

(dollars in millions)
Otis	$87
UTC Climate, Controls & Security	116
Pratt & Whitney	64
UTC Aerospace Systems	82
Sikorsky	14
Eliminations and other	5
Total	$368

(dollars in millions)
Cost of sales	$183
Selling, general and administrative	185
Total	$368

Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Text Block]

(dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination & Other Costs	Total
Net pre-tax restructuring costs	$275	$8	$62	$345
Utilization and foreign exchange	(113)	(8)	(53)	(174)
Balance at December 31, 2014	$162	$—	$9	$171

Schedule of Restructuring and Related Costs [Text Block]

(dollars in millions)	Expected Costs	Cost Incurred During 2014	Remaining Costs at December 31, 2014
Otis	$137	$(98)	$39
UTC Climate, Controls & Security	122	(86)	36
Pratt & Whitney	84	(64)	20
UTC Aerospace Systems	115	(72)	43
Sikorsky	20	(20)	—
Eliminations and other	5	(5)	—
Total	$483	$(345)	$138

Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Text Block]

(dollars in millions)	Severance	Asset Write- Downs	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2014	$196	$—	$19	$215
Net pre-tax restructuring costs	9	1	19	29
Utilization and foreign exchange	(137)	(1)	(21)	(159)
Balance at December 31, 2014	$68	$—	$17	$85

Schedule of Restructuring and Related Costs [Text Block]

(dollars in millions)	Expected Costs	Costs Incurred During 2013	Costs Incurred During 2014	Remaining Costs at December 31, 2014
Otis	$69	$(69)	$—	$—
UTC Climate, Controls & Security	121	(89)	(25)	7
Pratt & Whitney	162	(154)	(5)	3
UTC Aerospace Systems	86	(71)	(7)	8
Sikorsky	30	(38)	8	—
Total	$468	$(421)	$(29)	$18